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Angel Oak Flexible Income Fund
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ANGEL OAK FLEXIBLE INCOME FUND

a series of Angel Oak Funds Trust

March 16, 2016

Supplement to the
Summary Prospectus dated October 16, 2015

The Angel Oak Flexible Income Fund (the “Fund”) has adopted a fundamental investment restriction to, under normal circumstances, invest more than 25% of its total assets (measured at the time of purchase) in the group of industries related to banks and diversified financials. The Fund has begun increasing its investment in such group of industries and expects the new restriction to become effective on or about May 1, 2016.

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The following disclosure replaces the last paragraph under “Principal Investment Strategies” on page 2 of the Fund’s Summary Prospectus:

The Fund is a non-diversified portfolio under the Investment Company Act of 1940 (the “1940 Act”), meaning it may invest its assets in a single or limited number of securities, strategies or sectors. The Fund may also engage in active and frequent trading of portfolio securities as part of its primary investment strategies. Under normal circumstances, the Fund will invest more than 25% of its total assets (measured at the time of purchase) in the group of industries related to banks and diversified financials.

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The following disclosure is added as the fourth bullet under “Principal Risks” on page 3 of the Fund’s Summary Prospectus:

•
Concentration in the Group of Industries Related to Banks and Diversified Financials Risk.  Issuers in the group of industries relating to banking and diversified financials (“banking”) are particularly susceptible to interest rate risk, market risk, competition and general changes in economic conditions.  Such issuers may also be affected by legislative or regulatory changes. In addition, financial market volatility and borrowers’ financial difficulties may significantly affect the values of the Fund’s investments in issuers in the banking industry. More generally, market events and conditions, monetary policy and other related factors can impact issuers in the banking industry in similar ways, which can result in increased volatility in the value of the Fund’s portfolio, and the possibility that many of the Fund’s holdings may lose value simultaneously.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	Please retain this Supplement with your Summary Prospectus for future reference.